Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302964170	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the revised LE issued on XX/XX/XXXX was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXAM)
The explanation provided is not sufficient to cure the finding. The Initial LE issued on 07/02/2021 disclosed the Recording Fee in the amount of $XXXX. The LE issued on XX/XX/XXXX disclosed the increased Recording fee in the amount of $XXXX without a valid COC. The COC provided on XX/XX/XXXX states the reason for the increase is information relied on became inaccurate. A detailed reason/COC stating what information became inaccurate causing the increase to the Appraisal fee is required to determine if the COC is valid. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX 4:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX 11:08AM)
The documentation provided is not sufficient to cure the finding. The PCCD issued on XX/XX/XXXX has been provided and does have no payees in section B to the Broker or Lender. However, the most recent PCCD issued on XX/XX/XXXX discloses the Contract Processing Fee as paid to the Lender. (Upheld)

Response 2 (XX/XX/XXXX 11:58AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Business Tax Returns-

Copies of signed federal business income tax returns (including all schedules) were not obtained or were not properly retained in the file. Borrower is self-employed receiving W-2 earnings. Ownership percentage documentation and type of business filing was not provided. Per lender's guidelines for self-employed borrowers, tax returns covering the two most recent years is required.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet which is required per the lender's guidelines.

Response 1 (XX/XX/XXXX XXXXAM)
Explanation received is sufficient. (Resolved)

(Open) Program Parameters - Cash-Out Amount-

The subject loan exceeds the Program Parameters for cash out amount. Per the guidelines the maximum cash out on an investment cash out property is $XXXX. The credit report indicates the balance on the 2nd lien HELOC was $XXXX as of XX/XX/XXXX. The final CD XX/XX/XXXX paid off a total of $XXXX with an additional $XXXX in cash to the borrower. This is a total of $XXXX in cash back.

Response 1 (XX/XX/XXXX XXXXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Fannie	XXX Score. XXXX% DTI. XXXX% LTV.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	302955859	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302922273	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing Balance Sheet for most recent quarter as required by guidelines for all businesses.

Response 1 (XX/XX/XXXX XXXXAM)
Explanation received is sufficient. (Resolved)

(Clear) AUS (LP/DU) - Missing-

The LP/DU AUS is missing from the loan file. The 1008 reflects AUS as LPA and case # as XXXX, and is missing from the file. File does contain a DU with case #XXXX, and does not match 1008 DTI and total expense payments.

Response 1 XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement as required by the guidelines dated no older than 60 days old from the note date. The YTD P&L for XXXX ending XX/XX/XXXX exceeds 60 days from the note date of XX/XX/XXXX. The YTD P&L with UT Wireless was not dated.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Desk review appraisal supports appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302902802	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
(Clear) Debts - Not Verified-

The loan file is missing the LoanDepot loan statement for XXXX. Unable to verify if taxes and insurance are escrowed or ensure rental calculation used to qualify is correct.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

The file is missing the most recent Balance Sheet required per the XXXX Jumbo Advance Matrix for self-employed borrowers.

Response 1 (XX/XX/XXXX XXXXAM)
Explanation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The file is missing all lease agreements for all rental properties except for XXXX. The lease provided for XXXX is expired and no longer valid.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. Per XXXX Guidelines the maximum number of properties that can be financed is 6 for an investment transaction. The current request brings the total of financed properties to 7.

Response 2 (XX/XX/XXXX XXXXAM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XXXXAM)
The primary residence, the subject property, and 5 other properties have mortgages, for a total of 7. (Upheld)

(Clear) Assets - Minimum Reserves-

The file is missing sufficient reserves. Per #4 on the AUS the file requires a total of $XXXX in reserve to be acceptable and requires a total of $XXXX for funds to close plus reserves. Assets were verified in the amount of $XXXX. The file is short $XXXX.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Appraisal is in the file. CU Score 2.6. Loan Depot Appraisal Department Desk Review is in the file.	XXX% LTV. XXX% DTI. XXX Score.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	303325903	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Underwriting $XXXX, Processing $XXXX, Points $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). This results in a cost to cure of $XXXX.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The bona fide points have been excluded and the loan is exceeding the points and fees threshold in the amount of $XXXX. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The cost to cure the QM points and Fees fail is $XXXX. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase and addition to the following fees was not accepted: Title Fees. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. A COC was issued on XX/XX/XXXX and provided in the initial loan file, reviewed, and determined to be invalid. The COC states the reason for the increase is new information was provided, this is not a valid reason. The fees that increased are: Title - Settlement Fee, Lenders Title Insurance, Title - Notary Fee, and Title - Endorsement fee. A detailed reason/COC stating what new information caused the increase to the Appraisal fee is required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX has been reviewed, and fees have been updated. The following fees increased causing the tolerance violation: Title - Settlement Fee $XXXX, Lenders Title Insurance $XXXX, and Title - Notary Fee $XXXX. A detailed reason/COC stating what new information caused the increase to the Appraisal fee is required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The Final 1003 reflected a Mortgage loan with Loan Depot in the amount of $XXXX, with a monthly payment of $XXXX was secured by the property located at XXXX which was being purchased simultaneously with the subject refinance; however, the loan file did not contain any documentation confirming the new PITI payment as required. In addition, the Final Closing is required for the above referenced transaction to confirm the subject reserve requirement was met after purchasing the above referenced property.

Response 1 (XX/XX/XXXX XXXXAM)
Word document with reserve breakdown from Originator received; however, the CD is required. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Open) Property - Previously Listed for Sale-

The subject property was listed XX/XX/XXXX and the initial application date was XX/XX/XXXX. Per lender guidelines, properties listed for sale in the last 4 months (on or before the application date) are not eligible for cash out refinance transactions.

Response 1 (XX/XX/XXXX XXXXPM)
Cd for another property does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
Client requested waiver to guideline. (Waived)

(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower. Per the documentation in file , the borrower is employed by the co-borrower's business. The loan file contained paystubs and W2s documenting employment and income; however, the loan file did not contain a VVOE dated within 10 business days of the note date as required.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by lender guidelines. The loan file contained a XXXXyear-to-date P&L and XXXX and XXXX Business Tax Returns documenting the co-borrower's business income from his 50% ownership of XXXX; however, the loan file did not contain a Balance Sheet as required by lender guidelines.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 1 which is acceptable for loan amounts up to $1M.	Comp factors - FICO XXX and reserves of $XXXX.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	303296386	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on the borrower, however the recalculated DTI is not within allowable tolerances (3%) or DTI MAX. The lender used a base income of $XXXX. The paycheck and the VOE indicated the base income to be $XXXX. A recalculation of income yields a DTI of XXXX% which exceeds guidelines.

Response 1 XX/XX/XXXX XXXXAM)
Utilizing the written VOE, unable to reconcile the additional $XXXX per month in other non-employment income. W2's and K-1's added together do not support earning components reflected on DU. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
According to the rebuttal, W2 income of $XXXX per month was used to qualify and K-1 income of $XXXX per month was used to qualify. To address W2 income first, 2020 total W2 income was XXXX, or $XXXX per month.XXXX YTD is close to the wage qualification figure at origination; however, overtime and bonus average will not support consistent income at that level. In addition, we only have K-1 income documentation for the XXXX tax year. The XXXX tax year K-1 andXXXX YTD K-1 earning statement is required. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Utilizing wages, bonus, overtime, company K-1, and subtracting UPE's, the recalculated income supports a DTI of XXXX%. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The Schedule E of the tax returns reflects a K! loss from XXXX which was not verified in the loan file to determine if the loss would be considered in the borrower's income.

Response 1 XX/XX/XXXX XXXXAM)
Utilizing the written VOE, unable to reconcile the additional $XXXX per month in other non-employment income. W2's and K-1's added together do not support earning components reflected on DU. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
Please clarify why W2's and K-1's added together do not support earning components utilized. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Reviewer's figures: Total income $XXXX. Subject negative cash flow $XXXX, other negative cash flow $XXXX, other debt $XXXX for a grant total of $XXXX. DTI XXXX%. (Upheld)

Response 4 (XX/XX/XXXX XXXXPM)
Documentation is sufficient. Utilizing wages, bonus, overtime, company K-1, and subtracting XXXX, the recalculated income supports a DTI of XXXX%. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU in the loan file reflected a score of 1.3 and the desk review supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303065707	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XXXXM) Documentation received is sufficient. (Resolved) (Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303025810	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
(Clear) Assets - Cash to Close-

Assets for subject transaction were to come from the refinance of property located at XXXX through XXXX. The application reflects cash-out for closing $XXXX. The file is the Closing Disclosure to verify funds received and to verify the terms for the new mortgage.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

The borrower has 3 revolving accounts and 1 installment loan in which were to be paid in full from refinance of property located at XXXX; XXXX for $XXXX (payments $XXXX), XXXX installment for $XXXX (payments $XXX), XXX for $XXXX (payments $XXX), and XXXX for $XXX (payments $XXXX). The file is missing documentation verifying all 4 accounts were paid in full and all 3 revolving accounts were closed. If revolving accounts were not closed; DTI would increase to XXXX%.

Response 2 (XX/XX/XXXX XXXXAM)
Still missing evidence of closure for 3 revolving accounts. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Explanation and documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
$0 balance and evidence of closure required for the 3 revolving accounts. (Upheld)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

Income was miscalculated at origination. The borrower receives base, overtime and bonus income. The file contains a written VOE verifying earnings through XX/XX/XXXX. The lender used pay through XX/XX/XXXX. Total income decreased from $XXXX to $XXXX. As a result; DTI increased from XXXX% to XXXX%.

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
Answer provided is not clear. Paid through date and pay ending should be the same. Pay period ending date and Pay date can be different; but, Pay date is not defined. (Upheld)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.4.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A